Leases - Summary of additional lease expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Lessee Lease Description [Line Items]
Operating cash flows from operating leases	$ 346	$ 348
Operating cash flows from finance leases	5	3
Financing cash flows from finance leases	24	20
Right-of-use assets obtained in exchange for new liabilities: under operating leases	323	205
Right-of-use assets obtained in exchange for new liabilities: under finance leases	46	41
Land And Building [Member]
Lessee Lease Description [Line Items]
Operating cash flows from operating leases	263	252
Operating cash flows from finance leases	2	1
Financing cash flows from finance leases	11	8
Right-of-use assets obtained in exchange for new liabilities: under operating leases	266	153
Right-of-use assets obtained in exchange for new liabilities: under finance leases	32	23
Machinery And Equipment [Member]
Lessee Lease Description [Line Items]
Operating cash flows from operating leases	83	96
Operating cash flows from finance leases	3	2
Financing cash flows from finance leases	13	12
Right-of-use assets obtained in exchange for new liabilities: under operating leases	57	52
Right-of-use assets obtained in exchange for new liabilities: under finance leases	$ 14	$ 18